Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Future minimum payments under non-cancellable operating leases
2019	¥ 36,924	¥ 84,689
2020	11,680	53,609
2021	6,723	35,871
2022 and after	4,523	47,726
Total	¥ 59,850	¥ 221,895